RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the ordinary course of business, the Company conducts transactions with its directors and executive officers, including companies in which such directors and executive officers have a beneficial interest. It is the Company’s policy to comply with federal regulations that require that loan and deposit transactions with directors and executive officers be made on substantially the same terms as those prevailing at the time for comparable loans and deposits to other persons.
Deposits from related parties held by the Company at December 31, 2021 and 2020 totaled $8,678 and $9,976, respectively.
Changes in related party loans for the years ended December 31, 2021 and 2020 are as follows:

	December 31,
	2021	2020
Balance, beginning of year	$8,041	$6,809
Advances	2,176	3,952
Repayments	(2,894)	(2,720)
Balance, end of year	$7,323	$8,041